Mining Interests (Details Narrative)										1 Months Ended			3 Months Ended			6 Months Ended			12 Months Ended
	Mar. 22, 2022 USD ($)	Mar. 03, 2022 USD ($)	Jan. 07, 2022 USD ($)	Jan. 07, 2022 USD ($)	Nov. 20, 2020 USD ($)	Jul. 27, 2020 USD ($)	Nov. 01, 2019 USD ($)	Oct. 02, 2018 USD ($)	Oct. 31, 2017 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) a	Dec. 31, 2017 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) a	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)		Jun. 30, 2017 USD ($)	Nov. 13, 2018 USD ($)
Reserve Quantities [Line Items]
Cash paid purchase assets				$ 5,400,000
Mining lease payments													$ 32,422						$ 129,191	$ 13,504	$ 123,098
Option extension fee													2,357,147		$ 478,619	$ 657,652			$ 1,533,954			$ 553,152
Lease term description																			expires in May 2022	expires in May 2022
Number shares issued of common shares										$ 3,000,000					6,168,069	14,262,694	[1]					1,208,389	[2]
Proceeds from Convertible Debt													14,000,000
Costs Incurred, Exploration Costs																3,873,359		$ 5,905,235	$ 5,998,615
Liability assumed													17,000,000
Settlement payment													2,900,000
Remaining payments purchase assets				2,000,000
Contract purchase price			$ 7,700,000	7,700,000
Credit by seller for prior maintenance payments			300,000	300,000
Value of surface rights		$ 202,000
Common Stock [Member]
Reserve Quantities [Line Items]
Number shares issued of common shares															$ 20	56	[1]					35	[2]
Subsequent Event [Member]
Reserve Quantities [Line Items]
Cash paid purchase assets		$ 200,000	5,400,000
Mining lease payments			300,000
Purchases price consideration			7,700,000
Payable in cash										$ 2,000,000
Liability assumed			19,000,000	19,000,000
Settlement payment			2,900,000
Environmental Protection Agency [Member]
Reserve Quantities [Line Items]
Lessee, Operating Lease, Liability, to be Paid											$ 17,000,000		$ 15,540,853						17,000,000
Minimum [Member]
Reserve Quantities [Line Items]
Mining lease payments														$ 13,504
Placer Mining Corp [Member] | Bunker Assets [Member]
Reserve Quantities [Line Items]
Option to purchase lease asset price																			$ 45,000,000
Royalty percentage of net smelter return on sales																			3.00%	3.00%
Royalty percentage of net smelter return after purchase option																			1.50%	1.50%
Post-acquisition of net smelter return cost																			$ 60,000,000
Letter of Intent [Member]
Reserve Quantities [Line Items]
Cash paid purchase assets																								$ 300,000
Definitive Agreement [Member] | Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Bonus payment for mining assets									$ 1,000,000			$ 500,000
Mining lease payments									$ 100,000
Payment for previous lease acquisition																			7,700,000
Payment for previous lease acquisition																			300,000
Deposit for acquisition																			$ 2,000,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Cash paid purchase assets					$ 60,000
Mining lease payments						$ 150,000	$ 60,000	$ 400,000
Option to purchase lease asset price					$ 11,000,000		$ 11,000,000
Royalty percentage of net smelter return on sales							100.00%
Reducation of monthly lease payments																									$ 60,000
Accumulated reduction of lease payments																									$ 140,000
Option to extend lease period						the Company extended the lease with Placer Mining for a further 18 months for a $150,000 extension fee. This extension expires on August 1, 2022	the option to extend for a further six months based upon payment of a one-time $60,000 extension fee (extended)
Option extension fee							$ 60,000
Cash payment							300,000
Lease term description					The Company will continue to make monthly care and maintenance payments to Placer Mining of $60,000 until exercising the option to purchase
Purchases price consideration					$ 7,700,000
Payable in cash				5,400,000	5,700,000
Aggregate in amount					300,000
Payments for cash outstanding					5,400,000
Consideration shares					2,000,000						2,000,000
Gain on settlement of accounts payable					1,787,300
Advance payment					2,000,000
Payments to Acquire Productive Assets					2,000,000
Accrued liabilities in accounts payable																		1,847,300				1,847,300
Proceeds from Convertible Debt											8,000,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Maximum [Member]
Reserve Quantities [Line Items]
Payable in cash											$ 5,400,000
Area of Land | a											5,800								5,800
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Minimum [Member]
Reserve Quantities [Line Items]
Payable in cash											$ 3,400,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Bunker Assets to be Paid in Cash [Member]
Reserve Quantities [Line Items]
Option to purchase lease asset price							6,200,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Bunker Assets to be Paid in Shares [Member]
Reserve Quantities [Line Items]
Option to purchase lease asset price							4,800,000
Environmental Protection Agency [Member]
Reserve Quantities [Line Items]
Payments for cost recovery																20,000,000					20,000,000
Payments on cost recovery											11,000,000					8,000,000		5,000,000	$ 11,000,000		8,000,000	5,000,000
Lease payments											5,110,706					3,136,050		2,309,388	5,110,706		3,136,050	2,309,388
Incremental Liabilities											$ 2,963,111								$ 2,963,111
Investment Interest Rate											0.10%								0.10%
Interest Receivable											$ 306,502					162,540		89,180	$ 306,502		162,540	89,180
Accrual amount per month											165,000								165,000
Annual accrual amount											880,000								880,000
Annual accrual amount																			5,110,706
Accounts Payable and Accrued Liabilities											16,417,208					11,298,594		$ 7,915,235	16,417,208		11,298,594	$ 7,915,235
Environmental Protection Agency [Member] | June 1 and December 1 of Each Year [Member]
Reserve Quantities [Line Items]
Semi-annual lease payments											480,000								480,000
Environmental Protection Agency [Member] | 30 Days [Member]
Reserve Quantities [Line Items]
Payments for cost recovery																$ 1,000,000					$ 1,000,000
Environmental Protection Agency [Member] | Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Option to purchase lease asset price							$ 20,000,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Payable in cash					3,400,000
Number shares issued of common shares					2,000,000
EPA Settlement Agreement Amendment [Member]
Reserve Quantities [Line Items]
Payments for cost recovery											2,000,000								2,000,000
Liability assumed											19,000,000								19,000,000
Increase in liability assumed											8,000,000								8,000,000
Settlement payment																			2,900,000
Letters of Credit Outstanding, Amount											$ 17,000,000								$ 17,000,000
EPA Settlement Agreement Amendment [Member] | Subsequent Event [Member]
Reserve Quantities [Line Items]
Loss contingency accrual, provision	$ 2,900,000
Amended Agreement [Member]
Reserve Quantities [Line Items]
Remaining payments purchase assets					$ 300,000
Amended Agreement [Member] | November Twenty Two Thousand Twenty [Member]
Reserve Quantities [Line Items]
Payments purchase asset				3,400,000
Contract purchase price			7,700,000	7,700,000
Amended Agreement [Member] | November Twenty Two Thousand Twenty [Member] | Common Stock [Member]
Reserve Quantities [Line Items]
Remaining payments purchase assets				2,000,000
E P A Settlement Agreement [Member]
Reserve Quantities [Line Items]
Incremental Liabilities			$ 8,000,000	$ 8,000,000

[1]	Units issued at C$0.35, converted to US at $0.26 (note 10)
[2]	Shares and units issued at C$0.05, converted to US at $0.04 (note 10)